Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events
Note 29: Subsequent events

On February 10, 2021, the Board of Directors declared an interim dividend of $0.44 per common share to be paid on March 10, 2021 to shareholders of record on February 24, 2021.
On February 10, 2021, the Board of Directors approved a new common share repurchase program, authorizing the purchase for treasury of up to 2 million common shares.